RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Related Party Transaction [Line Items]
Advances from former Director to pay for operating expenses					$ 40,057
Contributed capital					37,557
Founder's shares subscription reversed					2,500
Amount due to officers	$ 84,980		$ 84,980		45,365	$ 6,352
Management fees	$ 1,500		13,135
Shareholders
Related Party Transaction [Line Items]
Advances from former Director to pay for operating expenses			$ 39,615	$ 8,183	48,413
Repayment of related party debt					$ 3,125